Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,297,000.00
Previously Paid Amount	0.00
Total Fee Amount	18,546.42
Total Offset Amount	0.00
Net Fee	18,546.42
Narrative - Max Aggregate Offering Price	$ 134,297,000.00
Final Prospectus	true